Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Inventories

	12.31.2023				12.31.2022
	Gross amount	Loss due to obsolescence	Loss of market value	Total carrying amount	Gross amount	Loss due to obsolescence	Loss of market value	Total carrying amount

Raw materials	1,118.9	(81.7)	—	1,037.2	995.1	(81.8)	—	913.3
Work in process	774.9	—	—	774.9	687.7	—	(4.7)	683.0
Spare parts	477.6	(34.3)	(1.4)	441.9	445.6	(30.5)	(1.0)	414.1
Finished goods (i)	61.6	—	—	61.6	55.4	—	—	55.4
Held by third parties	97.5	(1.3)	—	96.2	79.2	(1.9)	—	77.3
Advances to suppliers	25.4	—	—	25.4	33.8	—	—	33.8
Inventory in transit	155.7	—	—	155.7	116.6	—	—	116.6
Consumption materials	51.7	(8.6)	—	43.1	47.4	(11.9)	—	35.5

	2,763.3	(125.9)	(1.4)	2,636.0	2,460.8	(126.1)	(5.7)	2,329.0

Summary of Loss Due to Reduction in Market Value
Below, the movement of loss due to reduction in market value:

	12.31.2023	12.31.2022	12.31.2021
Beginning balance	(5.7)	(1.0)	(4.4)
Additions	(0.6)	(5.9)	(13.9)
Disposals	—	1.2	17.3
Reversals	4.9	—	—

Ending balance	(1.4)	(5.7)	(1.0)

Summary of Loss Due to Obsolescence
Below, the movement of loss due to obsolescence:

	12.31.2023	12.31.2022	12.31.2021
Beginning balance	(126.1)	(150.9)	(210.3)
Additions	(50.5)	(38.4)	(45.6)
Disposals	13.5	54.0	84.0
Reversals	37.5	8.6	17.3
Foreign exchange loss	(0.3)	0.6	1.6
Assets held for sale	—	—	2.1

Ending balance	(125.9)	(126.1)	(150.9)